Warrant Liabilities	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrant Liabilities
Note 12. Warrant Liabilities
Upon the Closing of the Business Combination, the Company assumed 8,750,000 public warrants and 7,000,000 private placement warrants that were previously issued by Old DSAC. Each public warrant and private placement warrant is exercisable for 1.571428 shares of New FiscalNote Class A common stock (or an aggregate of up to 24,750,000 shares of New FiscalNote Class A common stock).
During the year ended December 31, 2022, 391,036 public warrants were exercised into 614,478 shares of Class A common stock. No private placement warrants have been exercised to date. Accordingly, as of December 31, 2022, the Company had 8,358,964 public warrants and 7,000,000 private placement warrants outstanding with a per share fair value of $1.23. These warrants are accounted for as a liability and have a fair value of $18,892 at December 31, 2022.
Public Warrants
Each public warrant entitles the registered holder to acquire 1.571428 shares of the Company’s Class A common stock at a price of $7.32 per share, subject to adjustment as discussed below. The warrants became exercisable on August 29, 2022. A holder may exercise his or her warrants only for a whole number of shares of Class A common stock. The public warrants will expire July 29, 2027, or earlier upon redemption or liquidation.
Redemption of warrants for cash
The Company may call the public warrants for redemption for cash:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $11.45 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of the Company’s Class A common stock and equity-linked securities) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company for cash, the Company may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of warrants for shares of Class A common stock
The Company may redeem the outstanding warrants for shares of Class A common stock:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares determined by reference to an agreed table, based on the redemption date and the “fair market value” of Class A common stock (as defined below) except as otherwise described below;

•
if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $6.36 per share (as adjusted per stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of the Company’s Class A common stock and equity-linked securities) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

•
if and only if, the private placement warrants are also concurrently exchanged at the same price (equal to a number of shares of our Class A common stock) as the outstanding public warrants, as described above.

•
The “fair market value” of the Class A common stock shall mean the average of the last reported sales price for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.567 shares of Class A common stock per warrant (subject to adjustment).

Private Placement Warrants
The private placement warrants are not redeemable by the Company so long as they are held by the sponsor of DSAC or its permitted transferees, except in certain limited circumstances. The DSAC Sponsor, or its permitted transferees, has the option to exercise the private placement warrants on a cashless basis and the DSAC Sponsor and its permitted transferees has certain registration rights related to the private placement warrants (including the shares of Class A common stock issuable upon exercise of the private placement warrants). Except as described in this section, the private placement warrants have terms and provisions that are identical to those of the public warrants. If the private placement warrants are held by holders other than the DSAC Sponsor or its permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the public warrants.
Old FiscalNote Warrants
In connection with the Closing, certain holders of Old FiscalNote warrant holders exercised their warrants and received 365,002 shares of Old FiscalNote which were then converted into 433,259 shares of Class A common stock of New FiscalNote based on the Exchange Ratio. At December 31, 2022, 118,700 warrants with an exercise price of $8.56, remain outstanding. These warrants are accounted for as a liability with a fair value of $182 at December 31, 2022, and are included as part of the other non-current
liabilities within the consolidated balance sheets.